Intangible Assets - Summary of Intangible Assets and Goodwill (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Not internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible asset	£ 13
Not internally generated [member] | Legal [member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible asset		£ 42
Not internally generated [member] | Exhibitions [member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible asset		23
Internally generated [member] | Exhibitions [member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible asset		£ 29